Schedule of Investments (unaudited) December 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)(b)	476,149	$58,342,537
Curtiss-Wright Corp.(b)	114,930	13,372,106
Mercury Systems Inc.(a)(b)	419,288	36,922,501

		108,637,144

Air Freight & Logistics — 0.5%
XPO Logistics Inc.(a)	355,996	42,434,723

Auto Components — 1.0%
Fox Factory Holding Corp.(a)(b)	312,216	33,004,353
Gentex Corp.	1,064,096	36,104,777
Visteon Corp.(a)(b)	100,201	12,577,230

		81,686,360

Banks — 1.3%
Commerce Bancshares Inc.	379,338	24,922,507
First Financial Bankshares Inc.	681,847	24,665,815
Glacier Bancorp. Inc.	356,547	16,404,727
PacWest Bancorp.	243,576	6,186,830
Signature Bank/New York NY	140,281	18,978,617
Umpqua Holdings Corp.	709,216	10,737,530

		101,896,026

Beverages — 0.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	68,483	68,091,962

Biotechnology — 2.6%
Arrowhead Pharmaceuticals Inc.(a)(b)	769,908	59,075,041
Emergent BioSolutions Inc.(a)(b)	337,135	30,207,296
Exelixis Inc.(a)(b)	2,323,861	46,639,890
Halozyme Therapeutics Inc.(a)(b)	951,563	40,641,256
Ligand Pharmaceuticals Inc.(a)(b)	62,339	6,199,614
United Therapeutics Corp.(a)	139,770	21,215,688

		203,978,785

Building Products — 2.2%
Builders FirstSource Inc.(a)	752,830	30,722,992
Lennox International Inc.	153,950	42,177,681
Simpson Manufacturing Co. Inc.	325,630	30,430,124
Trex Co. Inc.(a)	867,536	72,630,114

		175,960,911

Capital Markets — 3.3%
Eaton Vance Corp., NVS	855,622	58,122,403
Evercore Inc., Class A	191,683	21,016,124
FactSet Research Systems Inc.	284,656	94,648,120
Federated Hermes Inc.	289,198	8,354,930
Interactive Brokers Group Inc., Class A	604,839	36,846,792
SEI Investments Co.	458,928	26,374,592
Stifel Financial Corp.	324,342	16,366,297

		261,729,258

Chemicals — 2.4%
Ashland Global Holdings Inc.	147,101	11,650,399
Chemours Co. (The)	555,680	13,775,307
Ingevity Corp.(a)	151,541	11,476,200
NewMarket Corp.	20,912	8,329,040
RPM International Inc.	603,574	54,792,448
Scotts Miracle-Gro Co. (The)	304,872	60,712,210
Sensient Technologies Corp.	152,323	11,236,868
Valvoline Inc.	831,951	19,251,346

		191,223,818

Security	Shares	Value

Commercial Services & Supplies — 2.4%
Brink’s Co. (The)	140,244	$10,097,568
Clean Harbors Inc.(a)	148,491	11,300,165
IAA Inc.(a)	1,007,481	65,466,115
MSA Safety Inc.	271,272	40,525,324
Stericycle Inc.(a)(b)	267,132	18,520,262
Tetra Tech Inc.	402,810	46,637,342

		192,546,776

Communications Equipment — 1.0%
Ciena Corp.(a)(b)	427,694	22,603,628
Lumentum Holdings Inc.(a)(b)	565,658	53,624,378

		76,228,006

Construction & Engineering — 0.1%
Valmont Industries Inc.	65,297	11,422,404

Construction Materials — 0.3%
Eagle Materials Inc.	194,037	19,665,650

Consumer Finance — 0.9%
LendingTree Inc.(a)(b)	81,605	22,342,633
Prog Holdings Inc.	266,249	14,342,833
SLM Corp.	2,808,838	34,801,503

		71,486,969

Containers & Packaging — 0.6%
AptarGroup Inc.	295,641	40,470,296
Silgan Holdings Inc.	258,482	9,584,513

		50,054,809

Diversified Consumer Services — 0.7%
Grand Canyon Education Inc.(a)	129,953	12,099,924
Service Corp. International	776,044	38,103,760
WW International Inc.(a)(b)	138,253	3,373,373

		53,577,057

Electric Utilities — 0.1%
PNM Resources Inc.	232,228	11,270,025

Electrical Equipment — 3.3%
EnerSys	156,488	12,997,893
Generac Holdings Inc.(a)(b)	470,837	107,073,042
Hubbell Inc.	243,659	38,203,295
Regal Beloit Corp.	151,834	18,646,733
Sunrun Inc.(a)	1,169,197	81,118,888

		258,039,851

Electronic Equipment, Instruments & Components — 4.6%
Cognex Corp.	1,308,440	105,048,105
Coherent Inc.(a)(b)	61,988	9,299,440
II-VI Inc.(a)	777,168	59,033,681
Littelfuse Inc.	182,571	46,493,531
National Instruments Corp.	441,920	19,417,965
Trimble Inc.(a)(b)	1,874,447	125,156,826

		364,449,548

Energy Equipment & Services — 0.1%
ChampionX Corp.(a)	569,632	8,715,370

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	202,675	9,738,534

Equity Real Estate Investment Trusts (REITs) — 4.6%
American Campus Communities Inc.	401,336	17,165,141
Camden Property Trust	342,663	34,238,887
CoreSite Realty Corp.	205,026	25,685,657
CyrusOne Inc.	902,271	66,001,124

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties Inc.	171,951	$23,739,555
First Industrial Realty Trust Inc.	492,797	20,761,538
Healthcare Realty Trust Inc.	407,990	12,076,504
Lamar Advertising Co., Class A	324,092	26,970,936
Life Storage Inc.	189,325	22,603,512
Medical Properties Trust Inc.	1,564,810	34,097,210
PotlatchDeltic Corp.	190,161	9,511,853
PS Business Parks Inc.	69,035	9,172,680
Rayonier Inc.	409,454	12,029,758
Rexford Industrial Realty Inc.	577,278	28,350,123
STORE Capital Corp.	655,009	22,257,206

		364,661,684

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	105,321	18,812,437
Grocery Outlet Holding Corp.(a)(b)	396,868	15,577,069

		34,389,506

Food Products — 1.5%
Darling Ingredients Inc.(a)	1,214,296	70,040,593
Flowers Foods Inc.	575,642	13,026,778
Hain Celestial Group Inc. (The)(a)(b)	383,978	15,416,717
Lancaster Colony Corp.	85,103	15,635,974
Tootsie Roll Industries Inc.(b)	52,534	1,560,260

		115,680,322

Health Care Equipment & Supplies — 4.6%
Avanos Medical Inc.(a)	357,621	16,407,651
Cantel Medical Corp.	135,146	10,657,614
Globus Medical Inc., Class A(a)(b)	570,842	37,230,315
Haemonetics Corp.(a)(b)	209,158	24,837,512
Hill-Rom Holdings Inc.	209,862	20,560,180
ICU Medical Inc.(a)(b)	74,708	16,024,119
Integra LifeSciences Holdings Corp.(a)(b)	265,412	17,230,547
Masimo Corp.(a)(b)	379,500	101,850,210
Neogen Corp.(a)	238,829	18,939,140
Penumbra Inc.(a)(b)	252,924	44,261,700
Quidel Corp.(a)(b)	286,795	51,522,722

		359,521,710

Health Care Providers & Services — 4.1%
Acadia Healthcare Co. Inc.(a)	253,576	12,744,730
Amedisys Inc.(a)(b)	245,837	72,111,367
Chemed Corp.(b)	119,521	63,658,080
Encompass Health Corp.	416,831	34,467,755
HealthEquity Inc.(a)(b)	575,577	40,123,473
LHC Group Inc.(a)(b)	236,663	50,484,951
Molina Healthcare Inc.(a)	239,884	51,018,529

		324,608,885

Hotels, Restaurants & Leisure — 4.9%
Boyd Gaming Corp.	325,380	13,965,310
Caesars Entertainment Inc.(a)	905,100	67,221,777
Choice Hotels International Inc.(b)	114,562	12,227,202
Churchill Downs Inc.(b)	266,028	51,819,594
Jack in the Box Inc.	170,580	15,829,824
Papa John’s International Inc.	246,835	20,943,950
Penn National Gaming Inc.(a)	663,347	57,293,280
Scientific Games Corp./DE, Class A(a)(b)	243,220	10,091,198
Six Flags Entertainment Corp.	216,048	7,367,237
Texas Roadhouse Inc.	489,059	38,224,851
Wendy’s Co. (The)	1,341,413	29,403,773
Wingstop Inc.(b)	222,147	29,445,585
Wyndham Destinations Inc.	250,801	11,250,933

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	376,363	$22,371,017

		387,455,531

Household Durables — 1.8%
Helen of Troy Ltd.(a)(b)	189,873	42,187,882
Tempur Sealy International Inc.(a)	1,437,021	38,799,567
Toll Brothers Inc.	377,761	16,421,271
TopBuild Corp.(a)(b)	247,362	45,534,397

		142,943,117

Household Products — 0.1%
Energizer Holdings Inc.	204,695	8,634,035

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	231,786	36,200,337

Insurance — 3.0%
Brighthouse Financial Inc.(a)	670,806	24,286,531
Brown & Brown Inc.	1,766,502	83,749,860
Kinsale Capital Group Inc.	159,722	31,965,164
Primerica Inc.	294,305	39,416,268
RenaissanceRe Holdings Ltd.	216,818	35,952,761
RLI Corp.	175,014	18,227,708

		233,598,292

Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)	265,411	7,638,529
Yelp Inc.(a)(b)	264,809	8,651,310

		16,289,839

Internet & Direct Marketing Retail — 0.7%
Grubhub Inc.(a)(b)	694,860	51,607,252

IT Services — 1.9%
CACI International Inc., Class A(a)	81,177	20,239,861
Concentrix Corp.(a)	148,413	14,648,363
LiveRamp Holdings Inc.(a)	262,992	19,248,384
MAXIMUS Inc.	284,982	20,857,833
Perspecta Inc.	388,941	9,365,699
Sabre Corp.	855,039	10,277,569
Science Applications International Corp.	170,243	16,111,798
WEX Inc.(a)(b)	191,651	39,006,728

		149,756,235

Leisure Products — 1.1%
Brunswick Corp./DE	322,797	24,610,044
Mattel Inc.(a)	2,606,805	45,488,747
Polaris Inc.	203,776	19,415,777

		89,514,568

Life Sciences Tools & Services — 4.9%
Bio-Techne Corp.	289,278	91,860,229
Charles River Laboratories International Inc.(a)	372,700	93,122,822
Medpace Holdings Inc.(a)	206,546	28,751,203
PRA Health Sciences Inc.(a)(b)	480,645	60,292,109
Repligen Corp.(a)	377,103	72,264,248
Syneos Health Inc.(a)(b)	568,445	38,728,158

		385,018,769

Machinery — 5.6%
AGCO Corp.	193,074	19,903,999
Donaldson Co. Inc.	473,008	26,431,687
Graco Inc.	1,255,303	90,821,172
ITT Inc.	291,301	22,436,003
Lincoln Electric Holdings Inc.	445,532	51,793,095
Middleby Corp. (The)(a)	253,909	32,733,948

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Nordson Corp.	254,724	$51,186,788
Terex Corp.	196,467	6,854,734
Timken Co. (The)	507,820	39,284,955
Toro Co. (The)	803,924	76,244,152
Woodward Inc.(b)	227,770	27,680,888

		445,371,421

Media — 2.0%
Cable One Inc.(b)	40,628	90,507,808
New York Times Co. (The), Class A	1,084,899	56,165,222
TEGNA Inc.	655,777	9,148,089

		155,821,119

Metals & Mining — 0.6%
Compass Minerals International Inc.	122,552	7,563,909
Royal Gold Inc.	284,768	30,287,925
Worthington Industries Inc.	155,455	7,981,060

		45,832,894

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	425,818	34,819,138

Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp.	2,137,934	16,483,471
Cimarex Energy Co.	367,302	13,777,498
CNX Resources Corp.(a)	1,680,335	18,147,618
EQT Corp.	784,370	9,969,343
Equitrans Midstream Corp.	1,370,742	11,020,766

		69,398,696

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	450,907	16,760,213

Personal Products — 0.2%
Nu Skin Enterprises Inc., Class A	210,266	11,486,832

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC(a)(b)	417,438	68,898,142
Nektar Therapeutics(a)(b)	510,059	8,671,003

		77,569,145

Professional Services — 1.6%
ASGN Inc.(a)(b)	395,974	33,075,708
CoreLogic Inc.	582,548	45,042,611
FTI Consulting Inc.(a)(b)	266,833	29,810,583
Insperity Inc.	267,287	21,762,508

		129,691,410

Road & Rail — 0.9%
Knight-Swift Transportation Holdings Inc.	941,088	39,356,300
Landstar System Inc.	181,281	24,411,300
Werner Enterprises Inc.	199,445	7,822,233

		71,589,833

Semiconductors & Semiconductor Equipment — 10.3%
Cirrus Logic Inc.(a)	186,762	15,351,836
CMC Materials Inc.	217,656	32,931,353
Cree Inc.(a)(b)	826,724	87,550,072
Enphase Energy Inc.(a)(b)	946,552	166,091,479
First Solar Inc.(a)	635,221	62,836,061
MKS Instruments Inc.	413,115	62,153,152
Monolithic Power Systems Inc.	317,616	116,320,508
Semtech Corp.(a)	486,607	35,079,499
Silicon Laboratories Inc.(a)(b)	193,639	24,657,990
SolarEdge Technologies Inc.(a)(b)	383,699	122,446,025
Synaptics Inc.(a)(b)	124,055	11,958,902

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	321,164	$73,803,487

		811,180,364

Software — 6.7%
ACI Worldwide Inc.(a)(b)	473,039	18,178,889
Blackbaud Inc.	166,953	9,609,815
CDK Global Inc.	456,010	23,634,998
Ceridian HCM Holding Inc.(a)(b)	574,970	61,268,803
CommVault Systems Inc.(a)	172,834	9,569,818
Fair Isaac Corp.(a)	218,017	111,415,408
j2 Global Inc.(a)	202,085	19,741,684
Manhattan Associates Inc.(a)(b)	475,878	50,052,848
Paylocity Holding Corp.(a)(b)	280,443	57,746,018
PTC Inc.(a)	786,689	94,095,871
Qualys Inc.(a)(b)	251,101	30,601,679
SailPoint Technologies Holdings Inc.(a)(b)	680,644	36,237,486
Teradata Corp.(a)(b)	301,595	6,776,840

		528,930,157

Specialty Retail — 3.1%
Five Below Inc.(a)	418,622	73,250,477
Lithia Motors Inc., Class A	195,731	57,284,592
RH(a)	116,955	52,339,702
Williams-Sonoma Inc.	573,837	58,439,560

		241,314,331

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	95,638	8,356,848
Deckers Outdoor Corp.(a)(b)	210,420	60,344,248

		68,701,096

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.	421,793	18,221,458

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co. Inc., Class A	171,715	14,491,029
Watsco Inc.	152,344	34,513,533

		49,004,562

Water Utilities — 0.5%
Essential Utilities Inc.	835,627	39,516,801

Total Common Stocks — 99.8% (Cost: $5,811,415,543)		7,877,923,538

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	285,012,946	285,183,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,595,000	10,595,000

		295,778,954

Total Short-Term Investments — 3.8% (Cost: $295,543,464)		295,778,954

Total Investments in Securities — 103.6% (Cost: $6,106,959,007)		8,173,702,492

Other Assets, Less Liabilities — (3.6)%		(283,764,131)

Net Assets — 100.0%		$7,889,938,361

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$404,103,793	$—	$(119,274,436	)(a)	$101,485	$253,112	$285,183,954	285,012,946	$1,488,609	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,785,000	—	(190,000	)(a)	—	—	10,595,000	10,595,000	10,347		—

					$101,485	$253,112	$295,778,954		$1,498,956		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	43	03/19/21	$9,905	$277,367

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,877,923,538	$—	$—	$7,877,923,538
Money Market Funds	295,778,954	—	—	295,778,954

	$8,173,702,492	$—	$—	$8,173,702,492

Derivative financial instruments(a)
Assets
Futures Contracts	$277,367	$—	$—	$277,367

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

5